Acquisition of Verb Direct - Schedule of Pro Forma Statements of Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Digital Member]
Revenue			$ 5,290,000	$ 3,734,000
Welcome Kits & Fulfillment [Member]
Revenue			6,178,000	7,258,000
Shipping [Member]
Revenue			1,624,000	1,774,000
Merger Agreement [Member]
Revenue	$ 2,354,000	$ 4,001,000	13,092,000	12,766,000
Cost of revenue	1,063,000	2,248,000	7,088,000	7,173,000
Gross margin	1,291,000	1,753,000	6,004,000	5,593,000
Operating expenses	5,151,000	4,782,000	22,048,000	14,295,000
Other income (expense), net	1,914,000	(251,000)	(99,000)	(4,326,000)
Net loss	(1,946,000)	(3,280,000)	(16,143,000)	(13,028,000)
Deemed dividends to Series A stockholders	(3,951,000)		2,000	1,000
Net loss attributed to common stockholders	$ (5,897,000)	$ (3,280,000)	$ (16,145,000)	$ (13,029,000)
Loss per share	$ (0.23)	$ (0.21)	$ (0.76)	$ (0.99)
Weighted average number of common shares outstanding - basic and diluted	25,992,426	15,566,835	21,116,207	13,198,681
Merger Agreement [Member] | Digital Member]
Revenue	$ 1,457,000	$ 1,059,000
Merger Agreement [Member] | Welcome Kits & Fulfillment [Member]
Revenue	728,000	2,265,000
Merger Agreement [Member] | Shipping [Member]
Revenue	$ 169,000	$ 677,000